Loans and Allowance for Loan Losses (Details 5) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	$ 2,114	$ 4,539
Unpaid Principal Balance, With no related allowance recorded	2,263	4,734
Recorded Investment, With an allowance recorded	7,030	5,729
Unpaid Principal Balance, With an allowance recorded	7,228	6,073
Specific Reserves, With an allowance recorded	1,080	1,540
Total impaired loans, Recorded Investment	9,144	10,268
Total impaired loans, Unpaid Principal Balance	9,491	10,807
Commercial, financial, and agricultural
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	564	448
Unpaid Principal Balance, With no related allowance recorded	706	450
Recorded Investment, With an allowance recorded	1,053	557
Unpaid Principal Balance, With an allowance recorded	1,078	572
Specific Reserves, With an allowance recorded	469	285
Real estate - residential
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	1,550	1,645
Unpaid Principal Balance, With no related allowance recorded	1,557	1,712
Recorded Investment, With an allowance recorded	3,921	4,291
Unpaid Principal Balance, With an allowance recorded	3,990	4,320
Specific Reserves, With an allowance recorded	319	955
Real estate - commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded		2,446
Unpaid Principal Balance, With no related allowance recorded		2,572
Recorded Investment, With an allowance recorded	1,918	635
Unpaid Principal Balance, With an allowance recorded	1,988	884
Specific Reserves, With an allowance recorded	277	266
Real estate - commercial | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment, With an allowance recorded	49	102
Unpaid Principal Balance, With an allowance recorded	56	115
Specific Reserves, With an allowance recorded	7	15
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment, With an allowance recorded	89	144
Unpaid Principal Balance, With an allowance recorded	116	182
Specific Reserves, With an allowance recorded	$ 8	$ 19